Dividend Restrictions and Statutory Surplus (Details) (Insurance and HMO [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Insurance and HMO [Member]
Dividend Restrictions and Statutory Surplus [Line Items]
Dividends available	$ 1,600,000,000
Proceeds from dividends received	2,000,000,000
Statutory net income	1,813,700,000	1,871,700,000	1,779,700,000
Statutory capital and surplus	$ 6,372,800,000	$ 5,938,600,000	$ 6,179,200,000